Goodwill - Components of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012
Costs:
Beginning balance	$ 1,798	$ 7,588
Deconsolidation of Newave		(5,820)
Acquisition of CMSI	1,829
Exchange of difference	133	30
Ending balance	3,760	1,798
Accumulated goodwill impairment loss:
Beginning balance
Ending balance
Goodwill, net	$ 3,760	$ 1,798